Debt securities	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Debt securities	6 Debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	2025	2024
Debt securities at fair value through other comprehensive income	50,817	42,219
Debt securities at amortised cost	53,867	50,273
Total debt securities at fair value through other comprehensive income and amortised cost	104,684	92,493

Trading assets	8,120	10,080
Debt securities designated and measured at fair value through profit or loss	2,330	4,718
Debt securities mandatorily measured at fair value through profit or loss	769	789
Total debt securities at fair value through profit or loss	11,219	15,586
	115,903	108,078
ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 107,783 million (31 December 2024: EUR  97,999 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL [1]		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Government bonds	288	289	32,578	24,757	25,297	22,734	58,163	47,780
Central bank bonds	376	444			2,541	2,900	2,917	3,344
Sub-sovereign, Supranationals and Agencies	413	1,027	13,788	11,513	16,744	15,445	30,945	27,985
Covered bonds			3,750	4,108	5,362	5,683	9,111	9,791
Corporate bonds	89	848	109	79	50	106	248	1,033
Financial institutions' bonds	1,176	2,141	28	980	96	139	1,300	3,261
ABS portfolio	757	757	578	794	3,790	3,281	5,125	4,832
	3,099	5,506	50,832	42,231	53,879	50,288	107,809	98,026
Loan loss provisions			-15	-12	-11	-15	-26	-27
Debt securities portfolio	3,099	5,506	50,817	42,219	53,867	50,273	107,783	97,999
[1]Debt securities at FVPL includes both debt securities designated - and mandatorily measured at fair value through profit or loss.